FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 12 – FAIR VALUE MEASUREMENT

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability.  In estimating fair value, the Corporation utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach.  Such valuation techniques are consistently applied.  Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability.  ASC Topic 820 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The fair value hierarchy is as follows:

  Level 1 Inputs - Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

  Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

  Level 3 Inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below. These valuation methodologies were applied to all of the Corporation’s and the Bank’s financial assets and financial liabilities of the Corporation and the Bank carried at fair value effective January 1, 2009.  In general, fair value is based on quoted market prices, where available.  If such quoted market prices are not available, fair value is based on internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Corporation’s creditworthiness among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Corporation’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes the valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.  Furthermore, the reported fair value amounts have not been comprehensively revalued since the presentation dates and, therefore, estimates of fair value after the balance sheet date may differ significantly from the amounts presented herein.

Financial assets and financial liabilities measured at fair value on a recurring basis include the following:

Securities available-for-sale – Securities classified as available-for-sale are reported at fair value utilizing Level 2 inputs.  For these securities, the Corporation obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011
Securities available-for-sale:	Level 1	Level 2	Level 3	Total
U.S. Government agencies	$ -	$ 59,001	$ -	$ 59,001
Mortgage backed securities	-	176,050	-	176,050
States and political subdivisions	-	59,946	-	59,946
Other securities	-	23,169	-	23,169
Total assets at fair value	$ -	$ 318,166	$ -	$ 318,166
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2010
Securities available for sale:	Level 1	Level 2	Level 3	Total
U.S. Government agencies	$ -	$ 101,883	$ -	$ 101,883
Mortgage backed securities	-	51,858	-	51,858
States and political subdivisions	-	58,963	-	58,963
Other securities	-	23,476	-	23,476
Total assets at fair value	$ -	$ 236,180	$ -	$ 236,180

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis. These instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The only financial asset or liability measured at fair value on a non-recurring basis for 2011 was impaired loans.

Impaired Loans – Certain impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria.  During 2011, certain impaired loans were re-measured and reported at fair value through a specific valuation allowance allocation of the allowance for loan and lease losses based on the fair value of the underlying collateral.  Impaired loans with a carrying value of $13,604 were reduced by specific valuation allowance allocations totaling $1,242 to a total reported fair value of $12,362 based on collateral valuations utilizing Level 3 valuation inputs.

Non-Financial Assets and Non-Financial Liabilities – Application of ASC Topic 820 to non-financial assets and non-financial liabilities became effective January 1, 2009.  The Corporation has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis.  Certain  non-financial assets and non-financial liabilities measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and non-financial liabilities measured at fair value in the second step of goodwill impairment test, and intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment.

During 2011, certain foreclosed assets, upon initial recognition, were remeasured and reported at fair value through a charge-off to the allowance for loan and lease losses based upon the fair value of the foreclosed asset.  The fair value of a foreclosed asset, upon initial recognition, is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria.  Foreclosed assets measured at fair value totaled $8,827 (utilizing Level 2 valuation inputs) at December 31, 2011 and $7,927 at December 31, 2010.

ASC Topic 825 requires disclosure of the fair value of financial assets and liabilities, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed below.

            Estimated fair values have been determined by the Bank using the best available data.  Many of the Bank's financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an unforced, unforeclosed transaction.  Therefore, significant estimations and present value calculations were used by the Bank for the purposes of this disclosure.  Changes in assumptions or the estimation methodologies used could have a material effect on the estimated fair values included in this note.

               Financial assets  –  Cash and cash equivalents are considered to be carried at their fair value and have not been valued differently from historical cost accounting.  Both securities available-for-sale and held-to-maturity are valued by an independent pricing service as discussed in Note 2.  A present value discounted cash flow methodology was used to value the net loan portfolio.  The discount rate used in these calculations was the current rate at which new loans in the same classification for regulatory reporting purposes would be made.  This rate was adjusted for credit loss and assumed prepayment risk.  For loans with floating interest rates, it is assumed that estimated fair values generally approximate the recorded book balances.

            Financial liabilities  – Deposits with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating the current market for similar liabilities.  Financial instrument liabilities with no stated maturities have an estimated fair value equal to both the amount payable on demand and the recorded book balance.  For deposits with floating interest rates, it is assumed that estimated fair values generally approximate the recorded book balances.  The carrying amount of other short-term borrowings is considered to approximate fair value.

            Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.

            At December 31, 2011, the Bank had outstanding standby letters of credit and commitments to extend credit.  These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed and subject to customer’s credit quality.

The following table presents the fair value of the Bank's financial instruments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets
Cash and due from banks	$17,927	$17,927	$11,161	$11,161
Interest-bearing deposits in banks	38,594	38,594	4,238	4,238
Federal funds sold	16,500	16,500	17,100	17,100
Securities available-for-sale	318,166	318,166	236,180	236,180
Securities held-to-maturity	35,214	37,275	39,975	40,778
Loans, net	508,602	523,847	549,759	563,270
Accrued interest receivable	4,095	4,095	4,044	4,044
Financial liabilities
Deposits	856,430	858,774	791,826	793,270
Federal funds purchased and
securities sold under agreements
to repurchase	16,347	16,347	5,813	5,813
Other short term liabilities	-	-	372	372
FHLB borrowings	17,100	17,521	24,100	24,901
Accrued interest payable	878	878	1,078	1,078
Off-balance sheet credit related instruments:
Commitments to extend credit		109		95

Under ASC Topic 825, entities may choose to measure eligible items at fair value at specified election dates.  Unrealized gains and losses on items for which the fair value measurement option has been elected are reported in earnings at each subsequent reporting date. The fair value option (i) may be applied instrument by instrument, with certain exceptions; therefore, the Corporation may record identical financial assets and liabilities at fair value or by another measurement basis permitted under generally accepted accounting principles; (ii) is irrevocable (unless a new election date occurs) and (iii) is applied only to entire instruments and not to portions of instruments.  During the reported periods, the Bank had no financial instruments measured at fair value under the fair value measurement option.